Income and Expenses - Changes Regarding Government Grants (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
As of January 1	€ 92.0	€ 0.0	€ 0.0
Received during the year	48.2	331.0	1.5
Released to the consolidated statements of profit or loss	(137.2)	(239.0)	(1.5)
As of December 31	3.0	92.0	0.0
Total current	3.0	92.0	0.0
Total non-current	€ 0.0	€ 0.0	€ 0.0